Supplemental Equity and Comprehensive Income Information - Dividends (Details) - $ / shares	1 Months Ended		3 Months Ended						12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Equity and Comprehensive Income Information
Dividends that have been declared but paid in subsequent period (in dollars per share)	$ 1.025	$ 0.855
Dividends declared in current period (in dollars per share)			$ 1.025	$ 1.025	$ 1.025	$ 0.855	$ 0.855	$ 0.855	$ 3.075	$ 3.59	$ 3.395
Cash dividends paid per 3M common share (in dollars per share)									$ 4.10	$ 3.42	$ 2.54